Basic and Diluted Earnings Per Share (Details) - Schedule of Dilutive Common Share Equivalents Outstanding Excluded in Diluted Net Loss Per Share Calculation - shares		3 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Dilutive Common Share Equivalents Outstanding Excluded in Diluted Net Loss Per Share Calculation [Line Items]
Total		14,256,423	224,504
Earnout Shares [Member]
Schedule of Dilutive Common Share Equivalents Outstanding Excluded in Diluted Net Loss Per Share Calculation [Line Items]
Total	[1]	2,100,000
Warrants [Member]
Schedule of Dilutive Common Share Equivalents Outstanding Excluded in Diluted Net Loss Per Share Calculation [Line Items]
Total	[2]	12,156,423
Common stock underlying from the convertible notes [Member]
Schedule of Dilutive Common Share Equivalents Outstanding Excluded in Diluted Net Loss Per Share Calculation [Line Items]
Total	[2]		224,504

[1]	As described in Note 4 — Reverse recapitalization, the Earnout Shares that are contingently issuable in connection with the Business Combination are subject to vesting based on the Company’s financial performance during the earnout period. The Earnout Shares are excluded from the calculation of basic and diluted weighted-average number of common shares outstanding until vested.
[2]	The Company’s outstanding warrants and common stock that is potentially convertible from the convertible notes were excluded from the computation of diluted EPS because it has anti-dilutive effect as the company had a net loss during the periods presented.